Performance	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Performance	PerformanceRevenue
Millicom’s revenue comprises sale of services from its mobile business (including Mobile Financial Services - MFS) and its cable and other fixed services, as well as related devices and equipment. Recurring revenue consists of monthly subscription fees, airtime and data usage fees, interconnection fees, roaming fees, TV services, B2B contracts, MFS commissions and fees from other telecommunications services such as data services, short message services and other value added services.
Revenue from continuing operations by category

	2020	2019	2018
	(US$ millions)
Mobile	2,116	2,150	2,126
Cable and other fixed services	1,803	1,928	1,565
Other	52	51	43
Service revenue	3,971	4,130	3,734
Telephone and equipment and other	201	206	212
Total revenue	4,171	4,336	3,946
Revenue from continuing operations by country or operation (i)

	2020	2019	2018
	(US$ millions)
Colombia	1,346	1,532	1,661
Paraguay	544	610	679
Bolivia	584	639	614
El Salvador	389	386	405
Tanzania	366	382	399
Nicaragua	220	157	13
Costa Rica	140	153	155
Panama	585	475	17
Other operations	3	4	6
Eliminations	(5)	(3)	(2)
Total	4,171	4,336	3,946
(i)    The revenue figures above are shown after intercompany eliminations.Accounting for revenue
Revenue recognition
Revenue is recognized at an amount that reflects the consideration to which the Group expects to be entitled in exchange for transferring goods or services to a customer.
The Group applies the following practical expedients foreseen in IFRS 15:
•No adjustment to the transaction price for the means of a financing component whenever the period between the transfer of a promised good or service to a customer and the associated payment is one year or less; when the period is more than one year the financing component is adjusted, if material.
•Disclosure in the Group Financial Statements the transaction price allocated to unsatisfied performance obligations only for contracts that have an original expected duration of more than one year (e.g. unsatisfied performance obligations for contracts that have an original duration of one year or less are not disclosed).
•Application of the practical expedient not to disclose the price allocated to unsatisfied performance obligations, if the consideration from a customer corresponds to the value of the entity’s performance obligation to the customer (i.e, if billing corresponds to accounting revenue).
•Application of the practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that otherwise would have been recognized is one year or less.
Post-paid connection fees are derived from the payment of a non-refundable / one-time fee charged to customer to connect to the network (e.g. connection / installation fee). Usually, it does not represent a distinct good or service, and therefore does not give rise to a separate performance obligation and revenue is recognized over the minimum contract duration. However, if the fee is paid by a customer to get the right to receive goods or services without having to pay this fee again over his tenure with the Group (e.g. the customer can readily extend his contract without having to pay the same fee again), it is accounted for as a material right and revenue should be recognized over the customer retention period.
Post-paid mobile / cable subscription fees are recognized over the relevant enforceable/subscribed service period (recurring monthly access fees that do not vary based on usage). The service provision is usually considered as a series of distinct services that have the same pattern of transfer to the customer. Remaining unrecognized subscription fees, which are not refunded to the customers, are fully recognized once the customer has been disconnected.
Prepaid scratch / SIM cards are services where customers purchase a specified amount of airtime or other credit in advance. Revenue is recognized as the credit is used. Unused credit is carried in the statement of financial position as a contract liability. Upon expiration of the validity period, the portion of the contract liability relating to the expiring credit is recognized as revenue, since there is no longer an obligation to provide those services.
Telephone and equipment sales are recognized as revenue once the customer obtains control of the good. That criteria is fulfilled when the customer has the ability to direct the use and obtain substantially all of the remaining benefits from that good.
Revenue from provision of Mobile Financial Services (MFS) is recognized once the primary service has been provided to the customer.
Customer premise equipment (CPE) are provided to customers as a prerequisite to receive the subscribed Home services and shall be returned at the end of the contract duration. Since CPEs provided over the contract term do not provide benefit to the customer on their own, they do not give rise to separate performance obligations and therefore are accounted for as part of the service provided to the customers.
Bundled offers are considered arrangements with multiple deliverables or elements, which can lead to the identification of separate performance obligations. Revenue is recognized in accordance with the transfer of goods or services to customers in an amount that reflects the relative standalone selling price of the performance obligation (e.g. sale of telecom services, revenue over time + sale of handset, revenue at a point in time).
Principal-Agent, some arrangements involve two or more unrelated parties that contribute to providing a specified good or service to a customer. In these instances, the Group determines whether it has promised to provide the specified good or service itself (as a principal) or to arrange for those specified goods or services to be provided by another party (as an agent). For example, performance obligations relating to services provided by third-party content providers (i.e., mobile Value Added Services or “VAS”) or service providers (i.e., wholesale international traffic) where the Group neither controls a right to the provider’s service nor controls the underlying service itself are presented net because the Group is acting as an agent. The Group generally acts as a principal for other types of services where the Group is the primary obligor of the arrangement. In cases the Group determines that it acts as a principal, revenue is recognized in the gross amount, whereas in cases the Group acts as an agent revenue is recognized in the net amount.
Revenue from the sale of cables, fiber, wavelength or capacity contracts, when part of the ordinary activities of the operation, is recognized as recurring revenue. Revenue is recognized when the cable, fiber, wavelength or capacity has been delivered to the customer, based on the amount expected to be received from the customer.
Revenue from operating lease of tower space is recognized over the period of the underlying lease contracts. Finance leases revenue is apportioned between lease of tower space and interest income.
Significant judgments
The determination of the standalone selling price for contracts that involve more than one performance obligation may require significant judgment, such as when the selling price of a good or service is not readily observable.
The Group determines the standalone selling price of each performance obligation in the contract in accordance to the prices that the Group would apply when selling the same services and/or telephone and equipment included in the obligation to a similar customer on a standalone basis. When standalone selling price of services and/or telephone and equipment are not directly observable, the Group maximizes the use of external input and uses the expected cost plus margin approach to estimate the standalone selling price.Expenses
The cost of sales and operating expenses incurred by the Group can be summarized as follows:
Cost of sales

	2020	2019	2018
	(US$ millions)
Direct costs of services sold	(847)	(878)	(799)
Cost of telephone, equipment and other accessories	(216)	(230)	(229)
Bad debt and obsolescence costs	(108)	(93)	(90)
Cost of sales	(1,171)	(1,201)	(1,117)
Operating expenses, net

	2020	2019	2018
	(US$ millions)
Marketing expenses	(396)	(402)	(391)
Site and network maintenance costs	(234)	(245)	(192)
Employee related costs (B.4.)	(477)	(496)	(500)
External and other services	(174)	(204)	(181)
Rentals and (operating) leases (i)	(1)	(1)	(152)
Other operating expenses	(225)	(257)	(201)
Operating expenses, net	(1,505)	(1,604)	(1,616)
(i)Decrease as from the year 2019 is due to IFRS 16 application - see further explanations above in "New and amended IFRS accounting standards" section.

The other operating income and expenses incurred by the Group can be summarized as follows:
Other operating income (expenses), net

	Notes	2020	2019	2018
		(US$ millions)
Income from tower deal transactions	E.3.	—	5	61
Impairment of intangible assets and property, plant and equipment	E.1., E.2.	—	(8)	(6)
Gain (loss) on disposals of intangible assets and property, plant and equipment		—	—	7
Impairment of AirtelTigo's receivable	G.5.	(45)	—	—
Gain (loss) on disposal of equity investments	C.7.3.	25	(32)	—
Other income (expenses)		9	1	13
Other operating income (expenses), net		(12)	(34)	75
Accounting for cost of sales and operating expenses
Cost of sales
Cost of sales is recorded on an accrual basis.
Incremental costs of obtaining a contract
Incremental costs of obtaining a contract, including dealer commissions, are capitalized as Contract Costs in the statement of financial position and amortized in operating expenses over the expected benefit period, which is based on the average duration of contracts with customer (see practical expedient in note B.1.1.).
Operating leases - until 2018 year-end
Operating leases were all leases that did not qualify as finance leases. Operating lease payments were recognized as expenses in the consolidated statement of income on a straight-line basis over the lease term.Segmental information
Management determines operating and reportable segments based on information used by the chief operating decision maker (CODM) to make strategic and operational decisions from both a business and geographic perspective. The Group’s risks and rates of return are predominantly affected by operating in different geographical regions. The Group has businesses in two main regions: Latin America ("Latam") and Africa. The Latam figures below include Honduras and Guatemala as if they are fully consolidated by the Group, as this reflects the way management reviews and uses internally reported information to make decisions. Honduras and Guatemala are shown under the Latam segment. The joint venture in Ghana is not reported as if fully consolidated.
As from January 1, 2020, Millicom is allocating corporate costs to each segment based on their contribution to underlying revenue, and only non-recurring costs, such as the M&A-related fees incurred in 2019, will remain unallocated going forward. This change in presentation has no impact on Group EBITDA.
In order to facilitate comparisons of December 31, 2020 figures with prior periods, comparative figures have been re-presented to conform with this new segment EBITDA reporting.
Revenue, operating profit (loss), EBITDA and other segment information for the years ended December 31, 2020, 2019 and 2018, were as follows:

	Latin America	Africa	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2020
Mobile revenue	3,220	357	—	(1,461)	—	2,116
Cable and other fixed services revenue	2,097	8	—	(302)	(1)	1,803
Other revenue	60	1	—	(6)	(2)	52
Service revenue (i)	5,377	366	—	(1,769)	(4)	3,971
Telephone and equipment and other revenue (i)	466	—	—	(266)	—	201
Revenue	5,843	366	—	(2,035)	(4)	4,171
Operating profit (loss)	803	36	(32)	(536)	175	446
Add back:
Depreciation and amortization	1,561	89	11	(453)	—	1,208
Share of profit in joint ventures in Guatemala and Honduras	—	—	—	—	(171)	(171)
Other operating income (expenses), net	(5)	—	23	(3)	(4)	12
EBITDA (ii)	2,360	125	2	(992)	—	1,495
EBITDA from discontinued operations	—	(4)	—	—	—	(4)
EBITDA incl discontinued operations	2,360	121	2	(992)	—	1,491
Capital expenditure (iii)	(926)	(42)	(4)	258	—	(714)
Changes in working capital and others (iv)	61	11	(7)	(43)	—	22
Taxes paid	(260)	(10)	(2)	131	—	(142)
Operating free cash flow (v)	1,234	80	(11)	(645)	—	657
Total Assets (vi)	13,418	926	4,052	(5,116)	(859)	12,422
Total Liabilities	8,878	959	3,342	(2,044)	(987)	10,148

	Latin America	Africa	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2019
Mobile revenue	3,258	372	—	(1,480)	—	2,150
Cable and other fixed services revenue	2,197	9	—	(277)	—	1,928
Other revenue	60	1	—	(9)	—	51
Service revenue (i)	5,514	382	—	(1,766)	—	4,130
Telephone and equipment revenue (i)	449	—	—	(243)	—	206
Revenue	5,964	382	—	(2,010)	—	4,336
Operating profit (loss)	980	19	(64)	(540)	179	575
Add back:
Depreciation and amortization	1,435	99	9	(444)	—	1,100
Share of profit in joint ventures in Guatemala and Honduras	—	—	—	—	(179)	(179)
Other operating income (expenses), net	2	(2)	42	(8)	—	34
EBITDA (ii)	2,418	117	(13)	(992)	—	1,530
EBITDA from discontinued operations	—	(3)	—	—	—	(3)
EBITDA incl discontinued operations	2,418	114	(13)	(992)	—	1,527
Capital expenditure (iii)	(1,040)	(58)	(9)	261	—	(846)
Changes in working capital and others (iv)	(86)	14	(52)	(18)	—	(143)
Taxes paid	(225)	(10)	(8)	129	—	(114)
Operating free cash flow (v)	1,067	59	(82)	(619)	—	425
Total Assets (vi)	13,859	936	3,715	(5,465)	(150)	12,895
Total Liabilities	8,413	909	3,977	(2,119)	(965)	10,215

	Latin America	Africa	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2018
Mobile revenue	3,214	388	—	(1,475)	—	2,126
Cable and other fixed services revenue	1,808	10	—	(253)	—	1,565
Other revenue	48	1	—	(6)	—	43
Service revenue (i)	5,069	398	—	(1,734)	—	3,734
Telephone and equipment revenue (i)	415	—	—	(203)	—	212
Total Revenue	5,485	399	—	(1,937)	—	3,946
Operating profit (loss)	990	21	(38)	(488)	154	640
Add back:
Depreciation and amortization	1,133	80	5	(416)	—	803
Share of profit in joint ventures in Guatemala and Honduras	—	—	—	—	(154)	(154)
Other operating income (expenses), net	(51)	(3)	(2)	(19)	—	(75)
EBITDA (ii)	2,072	98	(35)	(922)	—	1,213
EBITDA from discontinued operations	—	44	—	—	—	44
EBITDA incl discontinued operations	2,072	143	(35)	(922)	—	1,257
Capital expenditure (iii)	(872)	(59)	(2)	225	—	(708)
Changes in working capital and others (iv)	(42)	28	13	(12)	—	(13)
Taxes paid	(264)	(24)	(6)	142	—	(153)
Operating free cash flow (v)	894	88	(30)	(568)	—	383
Total Assets (vi)	11,751	839	2,752	(5,219)	190	10,313
Total Liabilities	6,127	905	2,953	(1,814)	(650)	7,521
(i)    Service revenue is Group revenue related to the provision of ongoing services such as monthly subscription fees, airtime and data usage fees, interconnection fees, roaming fees, mobile finance service commissions and fees from other telecommunications services such as data services, SMS and other value-added services excluding telephone and equipment sales. Revenues from other sources comprises rental, sub-lease rental income and other non recurring revenues. The Group derives revenue from the transfer of goods and services over time and at a point in time. Refer to the table below.
(ii) EBITDA is operating profit excluding impairment losses, depreciation and amortization and gains/losses on the disposal of fixed assets. EBITDA is used by the management to monitor the segmental performance and for capital management. EBITDA for the year ended December 31, 2018 is not fully comparable to EBITDA for the years ended December 31, 2019 and December 31, 2020 because of the application of IFRS 16 which had a positive impact as compared to what our EBITDA was under IAS 17 standard.
(iii) Cash spent for capex excluding spectrum and licenses of $101 million (2019: $59 million; 2018: $61 million) and cash received on tower deals of nil (2019: $22 million; 2018: $141 million).
(iv)    Changes in working capital and others include changes in working capital as stated in the cash flow statement, as well as share-based payments expense and non-cash bonuses.
(v)    Operating Free Cash Flow is EBITDA less cash capex (excluding spectrum and license costs) less change in working capital, other non-cash items (share-based payment expense and non-cash bonuses) and taxes paid.
(vi)    Segment assets include goodwill and other intangible assets.
(vii)    Including eliminations for Guatemala and Honduras as reported in the Latam segment.
Revenue from contracts with customers from continuing operations:

		Twelve months ended December 31, 2020			Twelve months ended December 31, 2019			Twelve months ended December 31, 2018
$ millions	Timing of revenue recognition	Latin America	Africa	Total Group	Latin America	Africa	Total Group	Latin America	Africa	Total Group
Mobile	Over time	1,728	239	1,967	1,747	261	2,007	1,701	280	1,981
Mobile Financial Services	Point in time	31	118	149	31	112	143	37	108	145
Cable and other fixed services	Over time	1,794	8	1,803	1,919	9	1,928	1,556	10	1,565
Other	Over time	51	1	52	51	1	52	42	1	43
Service Revenue		3,604	366	3,971	3,748	382	4,130	3,336	398	3,734
Telephone and equipment	Point in time	201	—	201	206	—	206	212	—	212
Revenue from contracts with customers		3,805	366	4,171	3,954	382	4,336	3,548	399	3,946
People
Number of permanent employees

	2020	2019	2018
Continuing operations(i)	16,955	17,687	16,725
Joint ventures (Guatemala, Honduras and Ghana)	4,464	4,688	4,416
Discontinued operations	—	—	262
Total	21,419	22,375	21,403
(i)    Emtelco headcount are excluded from this disclosure and any internal reporting because their costs are classified as direct costs and not employee related costs.

	Notes	2020	2019	2018
		(US$ millions)
Wages and salaries		(356)	(358)	(346)
Social security		(66)	(68)	(60)
Share based compensation	B.4.1.	(24)	(27)	(21)
Pension and other long-term benefit costs	B.4.2.	(4)	(4)	(7)
Other employees related costs		(27)	(39)	(67)
Total		(477)	(496)	(500)
Share-based compensation
Millicom shares granted to management and key employees includes share-based compensation in the form of long-term share incentive plans. Since 2016, Millicom has two types of annual plans, a performance share plan and a deferred share plan. The different plans are further detailed below.
Cost of share based compensation

	2020	2019	2018
	(US$ millions)
2016 incentive plans	—	—	(4)
2017 incentive plans	—	(7)	(8)
2018 incentive plans	(2)	(8)	(11)
2019 incentive plans	(8)	(14)	—
2020 incentive plans	(13)	—	—
Total share based compensation	(24)	(27)	(21)
Deferred share plan (unchanged since 2014, except for vesting schedule)
Until 2018 deferred awards plan, participants were granted shares based on past performance, with 16.5% of the shares vesting on January 1 of each of year one and two, and the remaining 67% on 1 January of year three. Beginning with the 2019 plan, while all other guidelines remain the same, shares vest with 30% on January 1 of each of year one and two, and the remaining 40% on 1 January of year three. Vesting is conditional upon the participant remaining employed with Millicom at each vesting date. The cost of this long-term incentive plan, which is not conditional on performance conditions, is calculated as follows:
Fair value (share price) of Millicom’s shares at grant date x number of shares expected to vest.
Performance share plan (for plans issued in 2016 and 2017)
Shares granted under this performance share plan vested at the end of the three-year period, subject to performance conditions, 25% based on Positive Absolute Total Shareholder Return (Absolute TSR), 25% based on Relative Total Shareholder Return (Relative TSR) and 50% based on budgeted Earnings Before Interest Tax Depreciation and Amortization (EBITDA) minus Capital Expenditure
(Capex) minus Change in Working Capital (CWC) (Free Cash Flow).
As the TSRs measures are market conditions, the fair value of the shares in the performance share plan required consideration of potential adjustments for future market-based conditions at grant date. For this, a specific valuation had been performed at grant date based on the probability of the TSR conditions being met (and to which extent) and the expected payout based upon leaving conditions.
The Free Cash Flows (FCF) condition is a non-market measure which had been considered together with the leaving estimate and based initially on a 100% fulfillment expectation. The reference share price for this condition is the same share price as the share price for the deferred share plan above.
Performance share plan (for plans issued from 2018)
Shares granted under this performance share plan vest at the end of the three-year period, subject to performance conditions, 25% based on Relative Total Shareholder Return (“Relative TSR”), 25% based on the achievement of the Service Revenue target measured on a 3-year CAGRs from year one to year three of the plan (“Service Revenue”) and 50% based on the achievement of the Operating Free Cash Flow (“Operating Free Cash Flow”) target measured on a 3-year CAGRs from year one to year three of the plan. From 2020 onwards, the Operating Free Cash Flow target has been redefined to consider payments made in respect of leases. As a result, the target is since then the Operating Free Cash Flow after Leases ("OFCFaL").
For the performance share plans, and in order to calculate the fair value of the TSR portion of those plans, it is necessary to make a number of assumptions which are set out below. The assumptions have been set based on an analysis of historical data as at grant date.

Assumptions and fair value of the shares under the TSR portion(s)

	Risk-free rate %	Dividend yield %	Share price volatility(i) %	Award term (years)	Share fair value (in US$)
Performance share plan 2020 (Relative TSR)	0.61	1.47	24.54	2.93	55.66
Performance share plan 2019 (Relative TSR)	(0.24)	3.01	26.58	2.93	49.79
Performance share plan 2018 (Relative TSR)	(0.39)	3.21	30.27	2.93	57.70
Performance share plan 2017 (Relative TSR)	(0.40)	3.80	22.50	2.92	27.06
Performance share plan 2017 (Absolute TSR)	(0.40)	3.80	22.50	2.92	29.16
Performance share plan 2016 (Relative TSR)	(0.65)	3.49	30.00	2.61	43.35
Performance share plan 2016 (Absolute TSR)	(0.65)	3.49	30.00	2.61	45.94
(i)    Historical volatility retained was determined on the basis of a three-year historic average.
The cost of the long-term incentive plans which are conditional on market conditions is calculated as follows:
Fair value (market value) of shares at grant date (as calculated above) x number of shares expected to vest.
The cost of these plans is recognized, together with a corresponding increase in equity (share compensation reserve), over the period in which the performance and/or employment conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award. Adjustments are made to the expense recorded for forfeitures, mainly due to management and employees leaving Millicom. Non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest.
No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition. These are treated as vested, regardless of whether or not the market conditions are satisfied, provided that all other performance conditions are satisfied. Where the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified. In addition, an expense is recognized for any modification that increases the total fair value of the share based payment arrangement, or is otherwise beneficial to the employee as measured at the date of modification.
Plan awards and shares expected to vest

	2020 plans		2019 plans		2018 plans		2017 plans
	Performance plan	Deferred plan	Performance plan	Deferred plan	Performance plan	Deferred plan	Performance plan	Deferred plan
			(number of shares)
Initial shares granted	341,897	370,131	257,601	297,856	237,196	262,317	279,807	438,505
Additional shares granted(i)	—	5,928	—	43,115	—	3,290	2,868	29,406
Revision for forfeitures	(13,008)	(9,880)	(35,558)	(22,636)	(43,639)	(37,433)	(50,279)	(89,011)
Revision for cancellations	—	—	—	—	(4,728)	—	—	—
Total before issuances	328,889	366,179	222,043	318,335	188,829	228,174	232,396	378,900
Shares issued in 2017	—	—	—	—	—	—	—	(2,686)
Shares issued in 2018	—	—	—	—	(97)	(18,747)	(2,724)	(99,399)
Shares issued in 2019	—	—	(150)	(24,294)	(3,109)	(54,971)	(19,143)	(82,486)
Shares issued in 2020	—	(3,571)	(17)	(96,629)	(304)	(35,125)	(158,394)	(194,329)
Performance conditions	—	—	—	—	—	—	(52,135)	—
Shares still expected to vest	328,889	362,608	221,876	197,412	185,319	119,331	—	—
Estimated cost over the vesting period (US$ millions)	13	15	11	18	12	14	10	20
(i)    Additional shares granted represent grants made for new joiners and/or as per CEO contractual arrangements.Pension and other long-term employee benefit plans
Pension plans
The pension plans apply to employees who meet certain criteria (including years of service, age and participation in collective agreements).
Pension and other similar employee related obligations can result from either defined contribution plans or defined benefit plans. A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate entity. No further payment obligations exist once the contributions have been paid. The contributions are recognized as employee benefit expenses when they are due. Prepaid contributions are recognized as assets to the extent that a cash refund or a reduction in future payments is available.
Defined benefit pension plans define an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in the statement of financial position in respect of the defined benefit pension plan is the present value of the defined benefit obligation at the statement of financial position date less the fair value of plan assets, together with adjustments for unrecognized actuarial gains or losses and past service costs. The defined benefit obligation is calculated annually by independent actuaries. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows, using an appropriate discount rate based on maturities of the related pension liability.
Re-measurement of net defined benefit liabilities are recognized in other comprehensive income and not reclassified to the statement of income in subsequent years.
Past service costs are recognized in the statement of income on the earlier of the date of the plan amendment or curtailment, and the date that the Group recognizes related restructuring costs.
Net interest is calculated by applying the discount rate to the net defined benefit asset/liability.
Long-service plans
Long-service plans apply for Colombian subsidiary UNE employees with more than five years of service whereby additional bonuses are paid to employees that reach each incremental length of service milestone (from five to 40 years).
Termination plans
In addition, UNE has a number of employee defined benefit plans. The level of benefits provided under the plans depends on collective employment agreements and Colombian labor regulations. There are no defined assets related to the plans, and UNE make payments to settle obligations under the plans out of available cash balances.
At December 31, 2020, the defined benefit obligation liability amounted to $59 million (2019: $59 million) and payments expected in the plans in future years totals $95 million (2019: $106 million). The average duration of the defined benefit obligation at December 31, 2020 is 6 years (2019: 6 years). The termination plans apply to employees that joined UNE prior to December 30, 1996. The level of payments depends on the number of years in which the employee has worked before retirement or termination of their contract with UNE.
Except for the UNE pension plan described above, there are no other significant defined benefits plans in the Group.Directors and executive management
The remuneration of the members of the Board of Directors comprises an annual fee and shares. Director remuneration is proposed by the Nomination Committee and approved by the shareholders at their Annual General Meeting (AGM).
Remuneration charge for the Board (gross of withholding tax)

	2020	2019	2018
	(US$ ’000)
Chairperson	300	366	169
Other members of the Board	1,188	1,557	774
Total (i)	1,488	1,923	943

Shares beneficially owned by the Directors

	2020	2019
	(number of shares)
Chairperson	13,427	5,814
Other members of the Board	52,593	32,279
Total (i)	66,020	38,093
(i)Cash compensation converted from SEK to USD at exchange rates on payment dates for 2018. In 2019 and 2020 cash compensation was denominated in USD. Share based compensation based on the market value of Millicom shares on the corresponding AGM date (2020: in total 32,358 shares; 2019: in total 19,483 shares-includes 2,876 additional shares that were awarded for the period from the 9 January 2019 date of listing on the Nasdaq Stock Market in the US and the date of the 2019 AGM; 2018: in total 6,591 shares). Net remuneration comprised 71% in shares and 29% in cash (SEK) (2019: 73% in shares and 27% in cash; 2018: 51% in shares and 49% in cash).
The remuneration of executive management of Millicom comprises an annual base salary, an annual bonus, share based compensation, social security contributions, pension contributions and other benefits. Bonus and share based compensation plans (see note B.4.1.) are based on actual and future performance. Share based compensation is granted once a year by the Compensation Committee of the Board.
If the employment of Millicom’s senior executives is terminated, severance of up to 12 months’ salary is potentially payable.
The annual base salary and other benefits of the Chief Executive Officer (CEO) and the Executive Vice Presidents (Executive team) are proposed by the Compensation Committee and approved by the Board.
Remuneration charge for the Executive Team

	CEO	CFO	Executive Team (8 members)(iii)
	(US$ ’000)
2020
Base salary	1,173	670	2,612
Bonus	1,301	509	1,837
Pension	285	100	663
Other benefits	82	38	303
Termination benefits	—	—	—
Total before share based compensation	2,841	1,317	5,414
Share based compensation(i)(ii) in respect of 2020 LTIP	7,114	1,834	3,796
Total	9,955	3,151	9,210

	CEO	CFO	Executive Team (9 members)
	(US$ ’000)
2019
Base salary	1,167	654	3,498
Bonus	1,428	626	2,098
Pension	279	98	798
Other benefits	50	260	1,521
Termination benefits	—	—	863
Total before share based compensation	2,924	1,639	8,779
Share based compensation(i)(ii) in respect of 2019 LTIP	5,625	1,576	5,965
Total	8,549	3,215	14,743

	CEO	CFO	Executive team (9 members)
	(US$ ’000)
2018
Base salary	1,112	673	3,930
Bonus	1,492	557	2,445
Pension	247	101	962
Other benefits	66	63	805
Termination benefits	—	—	301
Total before share based compensation	2,918	1,393	8,444
Share based compensation(i)(ii) in respect of 2018 LTIP	5,027	1,567	4,957
Total	7,945	2,960	13,401
(i)    See note B.4.1.
(ii)    Share awards of 153,894 and 135,269 were granted in 2020 under the 2019 LTIPs to the CEO, and Executive Team (2019: 102,122 and 135,480, respectively; 2018: 80,264 and 112,472, respectively).
(iii)    'Other Executives' includes compensation paid in 2020 to Rachel Samren former Chief External Affairs Officer (departure August 31, 2020) and to HL Rogers former Chief Ethics and Compliance Officer (departure January 1, 2020). Additionally other Benefits' for 'Other Executives' include medical and dental insurance for Daniel Loria, former CHRO.
Share ownership and unvested share awards granted from Company equity plans to the Executive team

	CEO	Executive team	Total
	(number of shares)
2020
Share ownership (vested from equity plans and otherwise acquired)	194,432	169,725	364,157
Share awards not vested	325,250	297,317	622,567
2019
Share ownership (vested from equity plans and otherwise acquired)	190,577	136,306	326,883
Share awards not vested	236,211	334,193	570,404
Other non-operating (expenses) income, net
Non-operating items mainly comprise changes in fair value of derivatives and the impact of foreign exchange fluctuations on the results of the Group.

		December 31
	Note	2020	2019	2018
		(US$ millions)
Change in fair value of derivatives	C.7.2.	(11)	—	(1)
Change in fair value in investment in Jumia	C.7.3.	(18)	(38)	—
Change in fair value in investment in HT	C.7.3.	(16)	312	—
Change in value of call option asset and put option liability	C.7.4.	5	(25)	—
Exchange gains (losses), net		(69)	(32)	(40)
Other non-operating income (expenses), net		3	10	2
Total		(106)	227	(39)
Foreign exchange gains and losses
Transactions denominated in a currency other than the functional currency are translated into the functional currency using exchange rates prevailing at the transaction dates. Foreign exchange gains and losses resulting from the settlement of such transactions, and on translation of monetary assets and liabilities denominated in currencies other than the functional currency at year-end exchange rates, are recognized in the consolidated statement of income, except when deferred in equity as qualifying cash flow hedges.TaxationIncome tax expense Tax mainly comprises income taxes of subsidiaries and withholding taxes on intragroup dividends and royalties for use of Millicom trademarks and brands. Millicom operations are in jurisdictions with income tax rates of 10% to 35% levied on either revenue or profit before income tax (2019: 10% to 35%; 2018: 10% to 37%). Income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statement of income.
Income tax charge

	2020	2019	2018
	(US$ millions)
Income tax (charge) credit
Withholding tax	(83)	(56)	(64)
Other income tax relating to the current year	(65)	(88)	(82)
Adjustments in respect of prior years	(29)	(7)	1
Total	(177)	(151)	(145)
Deferred tax (charge) credit
Origination and reversal of temporary differences	99	58	32
Effect of change in tax rates	(5)	(8)	(10)
Tax income (expense) before valuation allowances	94	50	22
Effect of valuation allowances	(19)	(9)	(8)
Total	75	41	14
Adjustments in respect of prior years	—	(10)	19
	75	31	33
Tax (charge) credit on continuing operations	(102)	(120)	(112)
Tax (charge) credit on discontinuing operations	(2)	(2)	(4)
Total tax (charge) credit	(104)	(122)	(116)
Reconciliation between the tax expense and tax at the weighted average statutory tax rate is as follows:
Income tax calculation

	2020			2019			2018
	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
	(US$ millions)
Profit before tax	(271)	(11)	(282)	218	59	277	119	(29)	90
Tax at the weighted average statutory rate	82	3	85	(37)	(11)	(48)	(1)	—	(1)
Effect of:
Items taxed at a different rate	1	—	1	(1)	—	(1)	7	—	7
Change in tax rates on deferred tax balances	(5)	—	(5)	(8)	—	(8)	(10)	—	(10)
Expenditure not deductible and income not taxable	(106)	(3)	(109)	(37)	9	(28)	(59)	(2)	(61)
Unrelieved withholding tax	(83)	—	(83)	(56)	—	(56)	(64)	—	(64)
Accounting for associates and joint ventures	42	—	42	36	—	36	5	—	5
Movement in deferred tax on unremitted earnings	15	—	15	9	—	9	(2)	—	(2)
Unrecognized deferred tax assets	(27)	—	(27)	(20)	—	(20)	(8)	(2)	(10)
Recognition of previously unrecognized deferred tax assets	8	—	8	11	—	11	—	—	—
Adjustments in respect of prior years	(29)	(2)	(31)	(17)	—	(17)	20	—	20
Total tax (charge) credit	(102)	(2)	(104)	(120)	(2)	(122)	(112)	(4)	(116)
Weighted average statutory tax rate	30.3%		30.1%	17.0%		17.3%	0.8%		1.1%
Effective tax rate	(37.5)%		(36.8)%	55.0%		44.0%	94.1%		128.9%
Current tax assets and liabilities Current tax assets and liabilities for current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rate and tax laws used to compute the amount are those enacted or substantively enacted by the statement of financial position date.Deferred tax
Deferred tax is calculated using the liability method on temporary differences at the statement of financial position date between the tax base of assets and liabilities and their carrying amount for financial reporting purposes.
Deferred tax liabilities are recognized for all taxable temporary differences, except where the deferred tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting, nor taxable profit or loss.
Deferred tax assets are recognized for all temporary differences including unused tax credits and tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences can be utilized, except where the deferred tax assets relate to deductible temporary differences from initial recognition of an asset or liability in a transaction that is not a business combination, and, at the time of the transaction, affects neither accounting, nor taxable profit or loss. It is probable that taxable profit will be available when there are sufficient taxable temporary differences relating to the same tax authority and the same taxable entity which are expected to reverse in the same period as the expected reversal of the deductible temporary difference.
The carrying amount of deferred tax assets is reviewed at each statement of financial position date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to utilize them. Unrecognized deferred tax assets are reassessed at each statement of financial position date and are recognized to the extent it is probable that future taxable profit will enable the asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rate expected to apply in the year when the assets are realized or liabilities settled, based on tax rates and tax laws that have been enacted or substantively enacted at the statement of financial position date. Deferred tax assets and deferred tax liabilities are offset where legally enforceable set off rights exist and the deferred taxes relate to the same taxable entity and the same taxation authority.
Deferred tax

	Fixed assets	Unused tax losses	Unremitted earnings	Other	Offset	Total
	(US$ millions)
Balance at December 31, 2018	(178)	44	(34)	134	—	(34)
(Charge)/credit to income statement	41	(15)	8	(3)	—	31
Change in scope	(88)	5	—	4	—	(73)
Exchange differences	2	—	1	(3)	—	—
Balance at December 31, 2019	(223)	34	(25)	129	—	(85)
Deferred tax assets	84	34	—	134	(52)	200
Deferred tax liabilities	(307)	—	(25)	(5)	52	(285)
Balance at December 31, 2019	(223)	34	(25)	129	—	(85)
(Charge)/credit to income statement	81	150	15	(171)	—	75
Change in scope	—	—	—	—	—	—
Transfers to assets held for sale	—	—	—	—	—	—
Exchange differences	—	3	(1)	(4)	—	(2)
Balance at December 31, 2020	(142)	187	(11)	(46)	—	(12)
Deferred tax assets	97	187	—	102	(189)	197
Deferred tax liabilities	(239)	—	(11)	(148)	189	(209)
Balance at December 31, 2020	(142)	187	(11)	(46)	—	(12)
Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	Fixed assets	Unused tax losses	Other	Total
	(US$ millions)
At December 31, 2020	57	4,668	218	4,943
At December 31, 2019	92	4,705	126	4,923
Unrecognized tax losses carryforward related to continuing operations expire as follows:

	2020	2019	2018
	(US$ millions)
Expiry:
Within one year	3	1	—
Within one to five years	3	2	3
After five years	1,089	493	493
No expiry	3,573	4,209	4,390
Total	4,668	4,705	4,886
With effect from 2017, Luxembourg tax losses incurred may be carried forward for a maximum of 17 years. Losses incurred before 2017 may be carried forward without limitation of time. At December 31, 2020, Millicom had $621 million of unremitted earnings of Millicom operating subsidiaries for which no deferred tax liabilities were recognized (2019: $697 million; 2018: $584 million). Except for intragroup dividends to be paid out of 2020 profits in 2021 for which deferred tax of $11 million (2019: $26 million; 2018 $34 million) has been provided, it is anticipated that intragroup dividends paid in future periods will be made out of profits of future periods.Earnings per share
Basic earnings (loss) per share are calculated by dividing net profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.
Diluted earnings (loss) per share are calculated by dividing the net profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year, plus the weighted average number of dilutive potential shares.
Net profit/(loss) used in the earnings (loss) per share computation

	2020	2019	2018
	(US$ millions)
Basic and Diluted
Net profit (loss) attributable to equity holders from continuing operations	(332)	93	23
Net profit (loss) attributable to equity holders from discontinued operations	(12)	57	(33)
Net profit/(loss) attributable to all equity holders to determine the basic earnings (loss) per share	(344)	149	(10)
Weighted average number of shares in the earnings (loss) per share computation

	2020	2019	2018
	(thousands of shares)
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings (loss) per share	101,172	101,144	100,793
Potential incremental shares as a result of share options	—	—	—
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution	101,172	101,144	100,793